Intangibles (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Indefinite-Lived Intangible Assets [Line Items]
Net Carrying Value	$ 5,000,001		$ 5,000,001
Southland Holdings Llc [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Value	5,912,000	$ 5,912,000
Accumulated Amortization	2,697,000	898,000
Net Carrying Value	3,215,000	5,014,000
Southland Holdings Llc [Member] | Order or Production Backlog [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Value	4,732,000	4,732,000
Accumulated Amortization	2,697,000	898,000
Net Carrying Value	$ 2,035,000	$ 3,834,000
Weighted-Average Remaining Amortization Period	1 year 8 months 12 days	2 years 8 months 12 days
Trademarks [Member] | Southland Holdings Llc [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 1,180,000	$ 1,180,000
Accumulated Amortization
Net Carrying Value	$ 1,180,000	$ 1,180,000